ADVISORSHARES VICE ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.0%

Agriculture – 14.7%
British American Tobacco PLC (United Kingdom)(a)	9,918	$302,499
Turning Point Brands, Inc.	15,381	450,663
Vector Group Ltd.	32,882	360,387
Total Agriculture		1,113,549

Auto Manufacturers – 4.6%
Ferrari NV (Italy)	800	348,752

Beverages – 11.1%
Duckhorn Portfolio, Inc. (The)(b)	19,256	179,273
MGP Ingredients, Inc.	3,607	310,671
Molson Coors Beverage Co., Class B	5,302	356,560
Total Beverages		846,504

Electronics – 4.4%
Turtle Beach Corp.(b)	19,233	331,577

Entertainment – 12.8%
Accel Entertainment, Inc.(b)	27,606	325,475
Everi Holdings, Inc.(b)	15,229	153,051
International Game Technology PLC	8,120	183,431
Light & Wonder, Inc.(b)	3,033	309,639
Total Entertainment		971,596

Household Products/Wares – 3.9%
Church & Dwight Co., Inc.	2,864	298,744

Lodging – 9.5%
Boyd Gaming Corp.	5,112	344,140
MGM Resorts International(b)	8,006	377,963
Total Lodging		722,103

REITS – 6.6%
Gaming and Leisure Properties, Inc.	6,169	284,206
VICI Properties, Inc.	7,198	214,428
Total REITS		498,634

Retail – 16.5%
Chuy’s Holdings, Inc.(b)	8,248	278,205
Dave & Buster’s Entertainment, Inc.(b)	4,756	297,726
El Pollo Loco Holdings, Inc.(b)	33,124	322,628
Wingstop, Inc.	961	352,110
Total Retail		1,250,669

Semiconductors – 5.7%
NVIDIA Corp.	477	430,998

Software – 7.2%
Electronic Arts, Inc.	2,022	268,259
NetEase, Inc. (China)(a)	2,674	276,679
Total Software		544,938

Total Common Stocks (Cost $6,355,806)		7,358,064

MONEY MARKET FUND – 3.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(c) (Cost $264,080)	264,080	264,080

Total Investments – 100.5% (Cost $6,619,886)		7,622,144
Liabilities in Excess of Other Assets – (0.5%)		(34,213)
Net Assets – 100.0%		$7,587,931

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of March 31, 2024.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,358,064	$-	$-	$7,358,064
Money Market Fund	264,080	-	-	264,080
Total	$7,622,144	$-	$-	$7,622,144

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	14.7%
Auto Manufacturers	4.6
Beverages	11.1
Electronics	4.4
Entertainment	12.8
Household Products/Wares	3.9
Lodging	9.5
REITS	6.6
Retail	16.5
Semiconductors	5.7
Software	7.2
Money Market Fund	3.5
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%